Statements Of Financial Condition	Dec. 31, 2017 USD ($) $ / item	Dec. 31, 2016 USD ($) $ / item
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 180,404,424	$ 172,886,333
Due from the Master Fund	1,565,482	2,876,148
CASH AND CASH EQUIVALENTS	1,283,292	2,119,000
TOTAL	183,253,198	177,881,481
LIABILITIES:
Capital contributions received in advance	1,283,000	2,119,000
Capital withdrawal payable to Limited Partners	1,165,481	2,076,148
Capital withdrawal payable to General Partner	400,000	800,000
Due to the Master Fund	292
Total liabilities	2,848,773	4,995,148
PARTNERS' CAPITAL:
General Partner	2,597,268	2,779,224
Total limited partners	177,807,157	170,107,109
Total partners' capital	180,404,425	172,886,333
TOTAL	183,253,198	177,881,481
Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 163,192,225	$ 158,782,193
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,162.09	1,129.40
Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 9,255,157	$ 8,846,058
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,315.39	1,260.50
Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 5,310,547	$ 2,478,858
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,342.09	1,283.96
Series D [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 49,228
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,310.65
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $128,131,904 and $27,441,546)	$ 127,971,156	$ 27,428,997
Net unrealized appreciation on open futures and forward currency contracts	2,145,457	5,155,330
Due from brokers	289,111	547,898
Cash denominated in foreign currencies (cost $27,839,061 and $6,590,374)	28,534,515	6,335,327
Total equity in trading accounts	158,940,239	39,467,552
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $358,764,241 and $179,527,858)	358,229,399	179,440,654
CASH AND CASH EQUIVALENTS	75,905,244	19,892,072
ACCRUED INTEREST RECEIVABLE	1,364,398	414,884
DUE FROM MILLBURN MULTI-MARKETS LTD.	2,750	100
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	292
TOTAL	594,442,322	239,215,262
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	11,713,535
Subscriptions in advance	2,430,000
Capital withdrawal payable to Limited Partners	64,127,936	2,929,148
Capital withdrawal payable to General Partner	3,734,700	3,294,748
Management fee payable	708,614	320,223
Selling commissions payable	275,139	271,795
Accrued expenses	222,956	184,565
Due to brokers	2,519,264	1,390,404
Commissions and other trading fees on open futures contracts	82,629	24,334
Total liabilities	85,814,773	8,415,217
PARTNERS' CAPITAL:
Total partners' capital	508,627,549	230,800,045
TOTAL	$ 594,442,322	$ 239,215,262